[MHM Final]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	August 31, 2015

Fiscal Year:	During the 21st Term
(From December 1, 2014 to May 31, 2015)

Name of the Reporting Fund:	PUTNAM HIGH YIELD ADVANTAGE
FUND

Name of the Issuer:	PUTNAM HIGH YIELD ADVANTAGE
FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

		(As of the end of June, 2015)

		Total	Investment Ratio
Types of Assets	Name of Country	U.S. Dollars	(%)

Corporate Bonds	United States	515,174,548	72.96
	Canada	34,196,721	4.84
	Luxembourg	21,886,253	3.10
	United Kingdom	11,193,781	1.59
	France	10,281,735	1.46
	Netherlands	5,425,137	0.77
	Mexico	4,786,188	0.68
	Germany	3,773,818	0.53
	Brazil	3,115,444	0.44
	Jamaica	2,697,238	0.38
	Japan	2,333,719	0.33
	Cayman Islands	2,157,847	0.31
	Sweden	2,090,400	0.30
	Bermuda	1,156,838	0.16
	Ireland	1,142,375	0.16
	Spain	864,000	0.12
	New Zealand	736,625	0.10
	Switzerland	696,025	0.10

Sub-total		623,708,692	88.33

Senior Loans	United States	36,659,483	4.54
	Canada	1,083,391	0.17
	Netherlands	980,465	0.10
	Cayman Islands	363,728	0.06

Sub-total		39,087,067	5.54

Convertible Bonds	United States	2,702,514	0.38

Short-term	United States	23,984,568	3.40

Cash, Deposit and Other Assets
(After deduction of liabilities)		16,662,631	2.36

Total		706,145,472	100.00
(Net Asset Value)		(JPY 86,468 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 122.45 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on June 30, 2015. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of June, 2015 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2014 End of	July	126,641	15,507	6.23	762
	August	124,878	15,291	6.29	770
	September	118,610	14,524	6.13	751
	October	117,153	14,345	6.17	756
	November	112,526	13,779	6.10	747
	December	107,521	13,166	5.99	733

2015 End of	January	105,788	12,954	5.99	733
	February	106,284	13,014	6.10	747
	March	102,975	12,609	6.05	741
	April	102,481	12,549	6.10	747
	May	99,821	12,223	6.10	747
	June	95,243	11,663	5.98	732

(b) Record of Distributions Paid (Class M Shares)

Distributions (July 1, 2014 to the end of June, 2015) paid per share (Class M Shares):

US$0.312 (approximately JPY 38)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2014 up to and including June 2015 is as follows:

	Dividend per Share		Net Asset Value per Share
Ex-dividend date
	Dollar	Yen	Dollar	Yen

7/21/2014	0.026	3.18	6.27	768
8/19/2014	0.026	3.18	6.27	768
9/19/2014	0.026	3.18	6.21	760
10/21/2014	0.026	3.18	6.15	753
11/19/2014	0.026	3.18	6.09	746
12/19/2014	0.026	3.18	5.95	729
1/20/2015	0.026	3.18	5.95	729
2/19/2015	0.026	3.18	6.05	741
3/19/2015	0.026	3.18	6.02	737
4/21/2005	0.026	3.18	6.10	747
5/19/2015	0.026	3.18	6.09	746
6/19/2015	0.026	3.18	6.02	737

(c) Record of Changes in Annual Return (Class M Shares):

Record of changes in net assets during the one year period up to and including the end of June, 2015 is as follows:

Annual Return

7/1/14 - 6/30/15	-0.74%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on the end of June, 2014 and the Ending NAV means net asset value per share on the end of June, 2015.

II. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of June, 2015 and number of outstanding shares of the Fund as of the end of June, 2015 are as follows:

	Number of Shares	Number of Outstanding
Number of Shares Sold	Repurchased	Shares

457,977	5,325,102	15,926,787
(350,840)	(5,081,852)	(15,134,546)

III. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

Outline of the Investment Management Company (Putnam Investment Management, LLC):

(1) Amount of Capital Stock:

(i) Member's Equity (as of the end of June, 2015) (Unaudited.)

$36,784,992 * (approximately JPY 4.5 billion)

* Consists of all component of equity and Parent Company relationship.

(ii) Number of authorized shares of capital stock:

Not applicable.

(iii) Number of outstanding shares of capital stock:

Not applicable.

(2) Description of Business Lines and Business Operation (Unaudited.)

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of June, 2015, Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value of nearly $85.8 billion):

			(As of the end of June, 2015)

Name of	Principal Characteristics	Number of the	Total Net Asset Value
Country		Funds	($ million)

	Closed-end bond fund	6	2,355.61

	Open-end balanced fund	11	7,038.99

U.S.A.	Open-end bond fund	37	25,019.37

	Open-end equity fund	63	51,362.21

	Total	117	85,776.18

(3) Miscellaneous

Regulated Matters and Litigations:

Not applicable.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	August 31, 2015

Name of the Issuer:	PUTNAM HIGH YIELD ADVANTAGE
FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM HIGH YIELD ADVANTAGE
FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is
Foreign Investment Fund Securities	1.7 billion U.S. dollars (JPY 208.2 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 122.45 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June 30, 2015.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on May 12, 2015 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment
	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund
5.	Status of Investment Portfolio	I.	Status of Investment Portfolio of the Fund
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations

(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of each
	each month during one-year period from,		month during one-year period from, and
	and including, the latest relevant date		including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)

(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese SRS)		relevant date of the afore-mentioned
Semi-annual Report)

(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)
(The record of annual return during one year
period up to the latest relevant date of the
afore-mentioned Semi-annual Report is

added.)

(4)	Record of Sales and Repurchases (Class M	II.	Record of Sales and Repurchases (Class M
	Shares)		Shares)

(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

With respect to Section III. the Financial Conditions of the Fund in the original SRS, Item III. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

Part III. SPECIAL INFORMATION

I.	Outline of the Investment Management	IV.	Outline of the Management Company
	Company

2.	Summary of Business Lines and Business	(2)	Summary of Business Lines and Business
	Operation		Operation

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2 Due to the Fact that the aforementioned Semi-annual Report:

PART II. INFORMATION CONCERNING THE FUND

I DESCRIPTION OF THE FUND

2. NATURE OF THE FUND

(3) Structure of the Fund

D. Putnam Investment Management, LLC (Investment Management Company)

[Before amendment]

- Omitted. –

(b) Amount of Members' Equity (as of the end of February 2015)

(i) Members' Equity:

$32,247,730* (approximately JPY 3.8 billion) (Unaudited)

* Consists of all component of equity and Parent Company relationship.

- Omitted. –

(iv) Amount of Members' Equity of the Investment Management Company (for the past five years):

Year	Amount of Members' Equity

End of 2010	$82,851,104

End of 2011	$ 135,510,826

End of 2012	$21,073,034

End of 2013	$34,533,038

End of 2014	$34,342,303* (Unaudited)

* Consists of all components of equity and Parent Company relationship.

- Omitted. –

[After amendment]

- Omitted. –

(b) Amount of Members' Equity (as of the end of June 2015) (Unaudited)

(i) Members' Equity:

$36,784,992* (approximately JPY 4.5 billion)

* Consists of all component of equity and Parent Company relationship.

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 122.45 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June 30, 2015.

- Omitted. –

(iv) Amount of Members' Equity of the Investment Management Company (for the past five years): (Unaudited)

Year	Amount of Members' Equity

End of 2010	$82,851,104

End of 2011	$ 135,510,826

End of 2012	$21,073,034*

End of 2013	$34,533,038*

End of 2014	$33,925,237*

* Consists of all components of equity and Parent Company relationship.

- Omitted. –

5. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(2) Portfolio of Investments

Information updated [Please refer to the EXCEL file.].

(3) Results of Past Operations:

[Before amendment]

B. Record of Distributions Paid (Class M Shares):

- Omitted. –

Total amount of distribution paid during one year period from March 1,
2014 to the end of February, 2015:	US$0.312

Total amount of distribution paid from the inception date to the end of
February, 2015:	US$11.663

- Omitted. –

C. Record of Return Rates (Class M Shares):

- Omitted. –

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend date of the relevant distribution plus 1.

The record of the yield on investment for the calendar year is as follows:

Yield on investment	% (Note)

- Omitted. -

2014	1.74%

2015 (1/1/15 – 2/28/15)	2.72%

(Note 1) Calculation of the yield on investment (including dividend) (the overall yield on investment):

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the NAV per share on the ex-dividend day of the relevant distribution plus 1.

(Note 2) As for 2014, the yield on investment is calculated for the period from January 1, 2014 to the end of February, 2014.

[After amendment]

B. Record of Distributions Paid (Class M Shares):

- Omitted. –

Total amount of distribution paid during one year period from July 1,
2014 to the end of June, 2015:	US$0.312

Total amount of distribution paid from the inception date to the end of
June, 2015:	US$11.767

C. Record of Return Rates (Class M Shares):

- Omitted. –

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend date of the relevant distribution plus 1.

The record of the yield on investment for the calendar year is as follows:

Yield on investment	% (Note)

- Omitted. -

2014	1.74%

2015 (1/1/15 – 6/30/15)	2.44%

(Note 1) Calculation of the yield on investment (including dividend) (the overall yield on investment):

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the calendar year divided by the NAV per share on the ex-dividend day of the relevant distribution plus 1.

(Note 2) As for 2014, the yield on investment is calculated for the period from January 1, 2014 to the end of June, 2014.

[(Reference information (graphs of the record of changes of net assets and return rate) from the Japanese Mandatory Prospectus is inserted.)]